Commitments and Contingencies	9 Months Ended
Sep. 30, 2020
Commitments And Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
10. COMMITMENTS AND CONTINGENCIES
Commitments for property management fees
Future minimum payments under
non-cancelable
agreements for property management fees consist of the following as of September 30, 2020:

	RMB	US$
2020	2,378	350
2021	23,138	3,408
2022	23,667	3,486
2023	17,479	2,574
2024 and thereafter	41,225	6,072

	107,887	15,890

Commitments for Licensed Copyrights and Produced Content
Future minimum payments under
non-cancelable
agreements for licensed copyrights and produced content consist of the following as of September 30, 2020:

	RMB	US$
2020	6,107,029	899,468
2021	7,743,333	1,140,470
2022	3,755,818	553,172
2023	1,734,388	255,448
2024 and thereafter	1,267,381	186,666

	20,607,949	3,035,224

Capital commitment
As of September 30, 2020, commitments for the purchase of fixed assets are immaterial.
Litigation
The Group is involved in a number of claims pending in various courts, in arbitration, or otherwise unresolved as of September 30, 2020. These claims are substantially related to alleged copyright infringement as well as routine and incidental matters to its business, among others. Adverse results in these claims may include awards of damages and may also result in, or even compel, a change in the Group’s business practices, which could impact the Group’s future financial results. The Group has accrued RMB34,494

(US$5,080) in “Accrued expenses and other liabilities” in the condensed

consolidated balance sheet as of September 30, 2020 and recognized losses of RMB2,216 (US$326) for the nine months ended September 30, 2020.
Starting in April 2020, the Group and certain of its current and former officers and directors were named as defendants in putative securities class actions filed in federal court. All of these cases were purportedly brought on behalf of a class of persons who allegedly suffered damages as a result of alleged misstatements and omissions in the Group’s public disclosure documents. As the cases remain in their preliminary stages, the likelihood of any unfavorable outcome or the amount or range of any potential loss cannot be reasonably estimated at the issuance date of the unaudited interim condensed consolidated financial statements. As a result, as of September 30, 2020, the Group did not record any liabilities for the loss contingencies pertaining to the cases described above.
The Group is unable to estimate the reasonably possible loss or a range of reasonably possible losses for proceedings in the early stages or where there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. Although the results of unsettled litigations and claims cannot be predicted with certainty, the Group does not believe that, as of September 30, 2020, there was at least a reasonable possibility that the Group may have incurred a material loss, or a material loss in excess of the accrued expenses, with respect to such loss contingencies. The losses accrued include judgments made by the court and out-of-court
settlements after September 30, 2020, but related to cases arising on or before September 30, 2020. The Group is in the process of appealing certain judgments for which losses have been accrued.